Business combinations and changes in non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Changes in Non-controlling Interests

The following table summarizes changes in non-controlling interests for the years ended December 31, 2017, 2016 and 2015:

Balance at December 31, 2014	8,253

Change in non-controlling interests in existing subsidiaries of the Group (Note 24)	(2,842)
Profit for the period	535
Other comprehensive income/(loss)	2

Balance at December 31, 2015	5,948

Change in non-controlling interests in existing subsidiaries of the Group	(4)
Reversal of unclaimed declared dividends to non-controlling interests upon expiration of limitation period	35
Dividends declared to non-controlling interests	(3)
Profit for the period	1,706
Other comprehensive income/(loss)	4

Balance at December 31, 2016	7,686

Change in non-controlling interests in existing subsidiaries of the Group (Note 24)	590
Dividends declared to non-controlling interests	(359)
Profit for the period	1,013
Other comprehensive income/(loss)	3

Balance at December 31, 2017	8,933